Retirement Benefits (Summary of the U.S. and Non-U.S. Plan Investments Measured At Fair Value on a Recurring Basis) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Common/collective trusts	$ 5,392	$ 4,847
Corporate obligations	2,237	1,793
Corporate stocks	2,018	1,739
Private equity/Partnerships	828	780
Government securities	318	378
Real estate	376	337
Short-term investment funds	414	330
Company common stock	276	253
Other investments	339	237
Insurance group annuity contracts	23	20
Swaps	4	5
Total investments	12,225	10,719
Transfers between Level 1 and Level 2	0	0
Identical Assets (Level 1) [Member]
Common/collective trusts	16	10
Corporate obligations	0	0
Corporate stocks	2,005	1,716
Private equity/Partnerships	2	0
Government securities	9	10
Real estate	11	14
Short-term investment funds	410	288
Company common stock	276	253
Other investments	11	1
Insurance group annuity contracts	0	0
Swaps	0	0
Total investments	2,740	2,292
Observable Inputs (Level 2) [Member]
Common/collective trusts	5,376	4,837
Corporate obligations	2,236	1,792
Corporate stocks	4	15
Private equity/Partnerships	2	1
Government securities	309	368
Real estate	8	4
Short-term investment funds	4	42
Company common stock	0	0
Other investments	112	34
Insurance group annuity contracts	0	0
Swaps	4	5
Total investments	8,055	7,098
Unobservable Inputs (Level 3) [Member]
Common/collective trusts	0	0
Corporate obligations	1	1
Corporate stocks	9	8
Private equity/Partnerships	824	779
Government securities	0	0
Real estate	357	319
Short-term investment funds	0	0
Company common stock	0	0
Other investments	216	202
Insurance group annuity contracts	23	20
Swaps	0	0
Total investments	$ 1,430	$ 1,329